Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2019
Treasury Shares [Abstract]
Schedule of reconciliation of the outstanding number of shares
	2019	2018

At 1 January	136,375,678	143,375,678
Treasury shares purchased during the year	(2,350,000)	(7,000,000)
At 31 December	134,025,678	136,375,678